Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial risk management
Schedule of overview of financial instruments

	Measurement category	Carrying amount
		At December 31,
(in thousands of $)		2023	2022	2021
Financial assets — non-current	FVTPL	$21,715	$21,715	$17,459
Financial assets — non-current	FVTOCI	15,528	17,443	35,710
Research and development incentive receivables — non-current	Amortised cost	76,706	47,488	32,707
Restricted cash — non-current	Amortised cost	2,419	1,736	1,707
Trade and other receivables	Amortised cost	496,687	275,697	38,221
Financial assets—current	FVTPL	—	46,162	73,052
Financial assets—current	Amortised cost	1,131,000	1,345,646	929,000
Research and development incentive receivables — current	Amortised cost	2,584	1,578	—
Cash and bank balances	Amortised cost	20,744	77,477	242,494
Cash equivalents	FVTPL	1,678,100	669,147	997,092
Cash equivalents	Amortised cost	350,000	54,116	95,090
Trade and other payables	Amortised cost	414,013	295,679	293,415

Schedule of assets at fair value

	At December 31, 2023
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$15,528	$—	$21,715
Cash and cash equivalents	1,678,100	—	—
Assets carried at fair value	$1,693,628	$—	$21,715

	At December 31, 2022
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$17,443	$—	$21,715
Current financial assets	46,162	—	—
Cash and cash equivalents	669,147	—	—
Assets carried at fair value	$732,752	$—	$21,715

	At December 31, 2021
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$35,710	$—	$17,459
Current financial assets	73,052	—	—
Cash and cash equivalents	997,092	—	—
Assets carried at fair value	$1,105,854	$—	$17,459

Schedule of net exposure exchange differences of the monetary assets

	At December 31,
(in thousands of $)	2023	2022	2021
EUR	923,773	613,866	591,887
JPY	8,232	5,613	6,316
GBP	7	59,026	1,237
CHF	193	3,832	727
CAD	266	657	—
SEK	1	7	—
DKK	9	6	—